DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 9.4%
AMP Ltd. (a)	4,178	$5,525
APA Group (b)	1,440	10,714
ASX Ltd.	247	13,651
Aurizon Holdings Ltd.	2,531	9,895
AusNet Services	2,458	2,893
Australia & New Zealand Banking Group Ltd.	3,559	59,798
Bendigo & Adelaide Bank Ltd.	589	3,996
BlueScope Steel Ltd.	823	8,100
Boral Ltd.	1,417	4,927
Brambles Ltd.	2,058	17,470
Coca-Cola Amatil Ltd.	610	4,695
Cochlear Ltd.	69	10,921
Coles Group Ltd.	1,475	16,222
Commonwealth Bank of Australia	2,223	121,524
Computershare Ltd.	594	7,124
CSL Ltd.	568	108,912
Dexus REIT	1,341	11,093
Fortescue Metals Group Ltd. (a)	1,753	11,537
Goodman Group REIT	2,080	20,850
GPT Group REIT	2,458	10,225
Harvey Norman Holdings Ltd. (a)	655	1,905
Insurance Australia Group Ltd.	2,828	15,093
Lendlease Group (b)	703	9,182
Macquarie Group Ltd.	408	38,098
Mirvac Group REIT	5,413	12,339
National Australia Bank Ltd.	3,615	63,306
Newcrest Mining Ltd.	963	20,036
Orica Ltd.	458	7,367
Origin Energy Ltd.	2,096	12,334
Ramsay Health Care Ltd.	196	9,675
SEEK Ltd.	398	6,243
Stockland REIT	2,895	9,889
Sydney Airport (b)	1,449	8,997
Telstra Corp. Ltd.	5,137	13,412
Transurban Group (b)	3,258	33,827
Wesfarmers Ltd.	1,434	41,097
Westpac Banking Corp.	4,376	72,577
Woodside Petroleum Ltd.	1,187	27,708
Worley Ltd.	412	4,180

		867,337

Austria - 0.2%
ANDRITZ AG	90	3,513
OMV AG	181	10,326
voestalpine AG	171	4,534

		18,373

Belgium - 0.7%
Colruyt SA	73	3,783
KBC Group NV	306	22,315
Solvay SA	91	10,435
UCB SA	164	13,302
Umicore SA	253	10,874

		60,709

Denmark - 2.7%
Chr Hansen Holding A/S	133	10,108
Coloplast A/S, Class B	156	18,445
Demant A/S*	147	4,501
Genmab A/S*	81	18,886
H Lundbeck A/S	84	3,221
ISS A/S	205	4,709
Novo Nordisk A/S, Class B	2,215	124,603
Novozymes A/S, Class B	265	12,670
Orsted A/S, 144A	230	21,213
Pandora A/S	132	5,318
Tryg A/S	159	4,575
Vestas Wind Systems A/S	247	23,525

		251,774

Finland - 0.8%
Metso OYJ	126	4,835
Neste OYJ	527	17,827
Nokian Renkaat OYJ	169	4,576
Orion OYJ, Class B	125	5,444
Stora Enso OYJ, Class R	746	10,035
UPM-Kymmene OYJ	656	21,931
Wartsila OYJ Abp	546	5,500

		70,148

France - 9.9%
Accor SA	223	9,548
Air Liquide SA	596	80,862
Atos SE	118	10,029
AXA SA	2,416	65,785
Bouygues SA	295	12,061
Carrefour SA	772	12,751
Casino Guichard Perrachon SA (a)	67	2,951
Cie de Saint-Gobain	608	24,636
Cie Generale des Etablissements Michelin SCA	222	26,656
CNP Assurances	219	4,327
Credit Agricole SA	1,400	19,164
Danone SA	768	63,273
Eiffage SA	102	11,145
EssilorLuxottica SA	354	55,035
Eurazeo SE	42	2,864
Gecina SA REIT	61	10,546
Getlink SE	524	8,846
Ingenico Group SA	73	7,796
JCDecaux SA	94	2,695
Kering SA	95	57,265
L’Oreal SA	321	91,563
Natixis SA	1,164	4,868
Orange SA (a)	2,499	41,331

Schneider Electric SE	678	65,487
Teleperformance	75	17,779
TOTAL SA	3,014	158,319
Unibail-Rodamco-Westfield REIT	174	27,224
Valeo SA	317	12,499
Wendel SA	33	4,450

		911,755

Germany - 10.5%
adidas AG	228	71,081
Allianz SE	527	126,296
BASF SE	1,152	86,653
Bayerische Motoren Werke AG	424	34,268
Beiersdorf AG	124	14,472
Commerzbank AG	1,289	7,477
Deutsche Boerse AG	241	37,002
Deutsche Post AG	1,230	45,894
Deutsche Wohnen SE	447	17,472
E.ON SE	2,806	29,386
Fraport AG Frankfurt Airport Services Worldwide	54	4,604
HeidelbergCement AG	180	13,317
Henkel AG & Co. KGaA	117	11,327
Infineon Technologies AG	1,558	33,306
Merck KGaA	166	19,401
METRO AG	213	3,435
MTU Aero Engines AG	65	17,623
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	185	53,157
RWE AG	730	21,660
SAP SE	1,234	168,008
Siemens AG	974	125,779
Symrise AG	158	15,338
Telefonica Deutschland Holding AG	1,342	4,100

		961,056

Hong Kong - 2.3%
ASM Pacific Technology Ltd.	428	5,588
BOC Hong Kong Holdings Ltd.	4,677	15,893
CLP Holdings Ltd.	2,013	20,753
Hang Seng Bank Ltd.	962	19,614
HKT Trust & HKT Ltd. (b)	5,167	7,578
Hong Kong & China Gas Co. Ltd.	12,372	23,581
Hong Kong Exchanges & Clearing Ltd.	1,503	47,465
MTR Corp. Ltd.	1,766	9,904
PCCW Ltd.	6,383	3,849
Sun Hung Kai Properties Ltd.	1,999	29,087
Swire Pacific Ltd., Class A	615	5,535
Swire Properties Ltd.	1,474	4,585
Techtronic Industries Co. Ltd.	1,671	12,563

		205,995

Ireland - 0.9%
CRH PLC	1,032	39,519
DCC PLC	125	10,684
Kerry Group PLC, Class A	206	26,439
Kingspan Group PLC	180	9,709

		86,351

Israel - 0.3%
Bank Hapoalim BM	1,405	11,349
Bank Leumi Le-Israel BM	1,827	13,273
Mizrahi Tefahot Bank Ltd.	176	4,711

		29,333

Italy - 1.0%
Assicurazioni Generali SpA	1,377	28,134
Intesa Sanpaolo SpA	18,810	47,712
Snam SpA	2,594	12,905

		88,751

Japan - 23.9%
Aeon Co. Ltd.	800	16,313
AEON Financial Service Co. Ltd.	100	1,511
AGC, Inc.	250	9,120
Ajinomoto Co., Inc.	600	9,994
ANA Holdings, Inc.	100	3,403
Asahi Kasei Corp.	1,500	16,841
Astellas Pharma, Inc.	2,400	40,928
Benesse Holdings, Inc.	100	2,637
Bridgestone Corp.	700	27,966
Casio Computer Co. Ltd.	200	3,812
Central Japan Railway Co.	180	36,317
Chugai Pharmaceutical Co. Ltd.	266	23,216
CyberAgent, Inc.	128	4,418
Dai Nippon Printing Co. Ltd.	265	7,083
Daicel Corp.	400	3,930
Daifuku Co. Ltd.	116	6,748
Daikin Industries Ltd.	310	44,571
Daiwa House Industry Co. Ltd.	700	21,407
Denso Corp.	560	24,996
East Japan Railway Co.	400	36,782
Eisai Co. Ltd.	300	22,217
Fast Retailing Co. Ltd.	75	45,674
Fujitsu Ltd.	233	21,172
Hino Motors Ltd.	400	3,912
Hirose Electric Co. Ltd.	40	4,916
Hitachi Chemical Co. Ltd.	100	3,598
Hitachi Construction Machinery Co. Ltd.	100	2,635
Hitachi High-Technologies Corp.	100	6,520
Hitachi Metals Ltd.	200	2,798
Honda Motor Co. Ltd.	2,000	56,013
Hulic Co. Ltd.	400	4,496
Inpex Corp.	1,300	12,690
Japan Retail Fund Investment Corp. REIT	4	9,106
JFE Holdings, Inc.	600	7,643
Kajima Corp.	600	7,906

Kansai Paint Co. Ltd.	300	7,556
Kao Corp.	630	49,544
Kawasaki Heavy Industries Ltd.	200	4,489
KDDI Corp.	2,200	63,061
Keio Corp.	114	7,308
Keyence Corp.	230	78,634
Kikkoman Corp.	200	10,045
Kobayashi Pharmaceutical Co. Ltd.	50	4,100
Komatsu Ltd.	1,200	28,129
Konami Holdings Corp.	100	4,401
Konica Minolta, Inc.	600	3,928
Kubota Corp.	1,300	20,044
Kuraray Co. Ltd.	400	4,832
Kurita Water Industries Ltd.	100	2,794
Kyocera Corp.	430	29,241
Kyushu Railway Co.	230	7,824
Lawson, Inc.	100	5,442
Marui Group Co. Ltd.	200	4,811
Mitsubishi Chemical Holdings Corp.	1,700	12,601
Mitsubishi Electric Corp.	2,400	33,126
Mitsubishi Estate Co. Ltd.	1,400	25,652
Mitsubishi Materials Corp.	100	2,670
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	3,210
Mitsui Chemicals, Inc.	200	4,790
Mitsui Fudosan Co. Ltd.	1,100	27,352
Mizuho Financial Group, Inc.	29,600	45,734
Murata Manufacturing Co. Ltd.	750	43,448
Nabtesco Corp.	100	3,068
Nagoya Railroad Co. Ltd.	300	9,547
NEC Corp.	350	13,983
NGK Insulators Ltd.	400	6,593
NGK Spark Plug Co. Ltd.	200	4,002
Nikon Corp.	400	5,483
Nintendo Co. Ltd.	140	54,141
Nippon Express Co. Ltd.	100	6,337
Nippon Prologis REIT, Inc. REIT	2	5,364
Nippon Yusen KK	200	3,432
Nissin Foods Holdings Co. Ltd.	100	7,488
Nitori Holdings Co. Ltd.	100	15,661
Nitto Denko Corp.	200	11,214
Nomura Real Estate Holdings, Inc.	100	2,415
Nomura Research Institute Ltd.	400	8,434
NSK Ltd.	500	4,831
NTT DOCOMO, Inc.	1,700	46,618
Obayashi Corp.	800	8,474
Odakyu Electric Railway Co. Ltd.	400	9,829
Omron Corp.	200	11,743
Ono Pharmaceutical Co. Ltd.	500	11,209
Oriental Land Co. Ltd.	260	35,957
ORIX Corp.	1,700	27,826
Osaka Gas Co. Ltd.	500	9,369
Otsuka Corp.	100	4,004
Panasonic Corp.	2,700	25,444
Park24 Co. Ltd.	100	2,415
Rakuten, Inc.	1,100	9,533
Recruit Holdings Co. Ltd.	1,700	61,505
Resona Holdings, Inc.	2,600	11,019
Santen Pharmaceutical Co. Ltd.	500	9,360
Secom Co. Ltd.	250	21,247
Sega Sammy Holdings, Inc.	200	2,884
Sekisui Chemical Co. Ltd.	500	8,698
Sekisui House Ltd.	800	17,277
Seven & i Holdings Co. Ltd.	1,000	37,239
Sharp Corp. (a)	300	4,531
Shimadzu Corp.	240	7,221
Shimizu Corp.	700	6,699
Shin-Etsu Chemical Co. Ltd.	470	50,258
Shiseido Co. Ltd.	500	36,093
Showa Denko KK	134	3,577
Sohgo Security Services Co. Ltd.	100	5,196
Sompo Holdings, Inc.	440	17,341
Sony Corp.	1,580	99,610
Stanley Electric Co. Ltd.	100	2,767
Sumitomo Chemical Co. Ltd.	1,800	8,120
Sumitomo Metal Mining Co. Ltd.	253	7,661
Sumitomo Mitsui Trust Holdings, Inc.	400	15,294
Sumitomo Rubber Industries Ltd.	200	2,540
Suntory Beverage & Food Ltd.	200	8,675
Sysmex Corp.	200	13,856
T&D Holdings, Inc.	700	8,233
Taisei Corp.	224	8,785
Takeda Pharmaceutical Co. Ltd.	1,900	77,294
Teijin Ltd.	200	3,760
Tobu Railway Co. Ltd.	200	7,314
Toho Co. Ltd.	122	4,952
Tokyo Electron Ltd.	200	41,275
Tokyo Gas Co. Ltd.	500	12,074
Tokyu Corp.	600	11,829
Toray Industries, Inc.	1,800	11,900
TOTO Ltd.	200	8,748
Toyo Suisan Kaisha Ltd.	100	4,310
Toyoda Gosei Co. Ltd.	100	2,335
Unicharm Corp.	500	16,368
USS Co. Ltd.	300	5,813
West Japan Railway Co.	200	17,600
Yakult Honsha Co. Ltd.	130	7,621
Yamada Denki Co. Ltd.	800	3,989
Yamaha Corp.	169	9,306
Yamaha Motor Co. Ltd.	400	8,354
Yaskawa Electric Corp.	351	12,885
Yokogawa Electric Corp.	200	3,658

		2,199,540

Millicom International Cellular SA SDR (a)	82	3,670
SES SA	442	5,870
Tenaris SA	608	6,470

		16,010

Netherlands - 4.8%
Aegon NV	2,229	10,057
Akzo Nobel NV	279	26,739
ASML Holding NV	529	144,069
EXOR NV	138	10,566
ING Groep NV	4,857	55,931
Koninklijke Ahold Delhaize NV	1,467	37,826
Koninklijke DSM NV	227	29,109
Koninklijke KPN NV	4,382	13,509
Koninklijke Philips NV	1,168	54,276
Koninklijke Vopak NV	83	4,429
NN Group NV	396	15,212
QIAGEN NV*	305	13,068
Wolters Kluwer NV	354	25,433

		440,224

New Zealand - 0.2%
Auckland International Airport Ltd.	1,304	7,558
Fletcher Building Ltd.	1,027	3,448
Meridian Energy Ltd.	1,532	4,632
Ryman Healthcare Ltd.	470	4,555

		20,193

Norway - 0.8%
Aker BP ASA	125	3,587
Equinor ASA	1,276	23,526
Mowi ASA	534	13,255
Norsk Hydro ASA	1,564	5,536
Orkla ASA	1,002	9,712
Schibsted ASA, Class B	117	3,019
Telenor ASA	927	16,930

		75,565

Portugal - 0.3%
EDP - Energias de Portugal SA	3,125	12,645
Galp Energia SGPS SA	610	9,938
Jeronimo Martins SGPS SA	313	5,002

		27,585

Singapore - 1.7%
Ascendas Real Estate Investment Trust REIT	3,712	8,089
CapitaLand Commercial Trust REIT	3,200	4,704
CapitaLand Ltd.	3,200	8,611
CapitaLand Mall Trust REIT	3,200	5,897
City Developments Ltd.	600	4,537
DBS Group Holdings Ltd.	2,200	40,623
Jardine Cycle & Carriage Ltd.	100	2,241
Keppel Corp. Ltd.	1,800	8,846
Oversea-Chinese Banking Corp. Ltd.	4,088	32,227
Singapore Airlines Ltd.	700	4,704
Singapore Exchange Ltd.	1,100	7,119
Singapore Press Holdings Ltd.	2,000	3,218
Singapore Telecommunications Ltd.	10,100	24,965
UOL Group Ltd.	600	3,405

		159,186

Spain - 3.8%
Amadeus IT Group SA	551	43,925
Banco Bilbao Vizcaya Argentaria SA	8,356	44,054
Banco de Sabadell SA	6,879	7,638
Bankinter SA	830	5,809
CaixaBank SA	4,717	13,933
Enagas SA	274	6,831
Ferrovial SA	608	18,067
Ferrovial SA*	8	238
Iberdrola SA	7,479	73,623
Industria de Diseno Textil SA	1,348	42,003
Naturgy Energy Group SA	395	10,278
Red Electrica Corp. SA	540	10,568
Repsol SA	1,847	29,102
Telefonica SA	5,830	44,689

		350,758

Sweden - 3.3%
Assa Abloy AB, Class B	1,216	28,888
Atlas Copco AB, Class A	852	31,233
Atlas Copco AB, Class B	502	16,237
Boliden AB	347	8,954
Electrolux AB, Series B	255	6,556
Essity AB, Class B	748	23,521
Hennes & Mauritz AB, Class B (a)	1,075	20,758
Husqvarna AB, Class B	514	4,015
ICA Gruppen AB (a)	101	4,410
Investor AB, Class B	569	30,090
Kinnevik AB, Class B	327	7,492
L E Lundbergforetagen AB, Class B	96	3,807
Sandvik AB	1,399	25,453
Skandinaviska Enskilda Banken AB, Class A	2,031	17,424
Skanska AB, Class B	415	9,174
SKF AB, Class B	471	9,000
Svenska Handelsbanken AB, Class A	1,960	19,248
Swedbank AB, Class A	1,101	14,343
Tele2 AB, Class B	618	9,123
Telia Co. AB	3,465	15,004

		304,730

Switzerland - 7.9%
ABB Ltd.	2,333	51,056
Adecco Group AG	200	12,372
Alcon, Inc.*	551	30,441
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2	15,260
Cie Financiere Richemont SA	674	51,365
Clariant AG*	240	4,962

Coca-Cola HBC AG	253	8,440
Givaudan SA	12	35,291
Kuehne + Nagel International AG	70	11,389
Lonza Group AG*	94	31,943
Roche Holding AG	877	270,467
SGS SA	7	18,226
Sika AG	157	27,344
Sonova Holding AG	68	15,534
Swiss Re AG	368	39,880
Swisscom AG	36	18,646
Vifor Pharma AG	55	9,813
Zurich Insurance Group AG	188	73,800

		726,229

United Arab Emirates - 0.1%
NMC Health PLC	126	4,089

United Kingdom - 13.4%
3i Group PLC	1,193	16,527
Associated British Foods PLC	436	14,488
Aviva PLC	4,894	25,562
Barratt Developments PLC	1,246	10,747
Berkeley Group Holdings PLC	158	9,373
British Land Co. PLC REIT	1,135	8,450
BT Group PLC	10,687	26,481
Burberry Group PLC	497	13,526
CNH Industrial NV	1,240	13,300
Coca-Cola European Partners PLC	288	14,532
Compass Group PLC	1,995	48,888
Croda International PLC	154	9,920
easyJet PLC	193	3,340
Ferguson PLC	292	25,389
GlaxoSmithKline PLC	6,277	142,413
Informa PLC	1,589	16,266
InterContinental Hotels Group PLC	206	13,342
Intertek Group PLC	198	14,127
ITV PLC	4,461	8,373
J Sainsbury PLC	2,113	5,857
Johnson Matthey PLC	253	9,405
Kingfisher PLC	2,430	6,598
Legal & General Group PLC	7,546	27,418
London Stock Exchange Group PLC	397	35,289
Marks & Spencer Group PLC	2,604	6,546
Meggitt PLC	979	8,143
Mondi PLC	602	13,047
National Grid PLC(a)	4,348	50,038
Next PLC	164	14,336
Pearson PLC	942	7,879
Prudential PLC	3,248	57,831
Reckitt Benckiser Group PLC	889	69,754
RELX PLC	2,465	59,720
Rentokil Initial PLC	2,320	13,351
RSA Insurance Group PLC	1,304	9,301
Schroders PLC	151	6,444
Segro PLC REIT	1,440	16,652
Smith & Nephew PLC	1,080	24,182
Spirax-Sarco Engineering PLC	90	10,390
SSE PLC	1,403	23,592
Standard Chartered PLC	3,473	31,329
Standard Life Aberdeen PLC	3,125	12,810
Taylor Wimpey PLC	4,128	9,304
Tesco PLC	12,150	36,053
Unilever NV	1,852	109,860
Unilever PLC	1,376	81,482
Whitbread PLC	166	9,879
Wm Morrison Supermarkets PLC	3,175	8,144
WPP PLC	1,563	20,228

		1,229,906

TOTAL COMMON STOCKS (Cost $8,655,168)		9,105,597

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	57	3,519
Henkel AG & Co. KGaA	228	24,104
Sartorius AG	43	9,070

		36,693

TOTAL PREFERRED STOCKS (Cost $38,937)		36,693

EXCHANGE-TRADED FUNDS - 0.1%
iShares Trust iShares ESG MSCI EAFE ETF (Cost $10,349)	171	11,485

SECURITIES LENDING COLLATERAL - 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d) (Cost $115,076)	115,076	115,076

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c) (Cost $5,521)	5,521	5,521

TOTAL INVESTMENTS - 100.9% (Cost $8,825,051)		$9,274,372
Other assets and liabilities, net - (0.9%)		(83,736)

NET ASSETS - 100.0%		$9,190,636

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d)
42,850	72,226 (e)	—	—	—	363	—	115,076	115,076
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c)
2,055	17,301	(13,835)	—	—	13	—	5,521	5,521

44,905	89,527	(13,835)	—	—	376	—	120,597	120,597

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $123,608, which is 1.3% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $19,287.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$1,735,932	19.0%
Industrials	1,386,503	15.2
Health Care	1,145,242	12.5
Consumer Discretionary	1,022,335	11.1
Consumer Staples	945,843	10.4
Information Technology	710,908	7.8
Materials	705,744	7.7
Communication Services	488,424	5.3
Utilities	356,757	3.9
Real Estate	324,166	3.6
Energy	320,436	3.5

Total	$9,142,290	100.0%

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
EURO STOXX Futures	EUR	2	$31,807	$33,409	12/20/2019	$1,539

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$9,105,597	$—	$—	$9,105,597
Preferred Stocks	36,693	—	—	36,693
Exchange-Traded Funds	11,485	—	—	11,485
Short-Term Investments (g)	120,597	—	—	120,597
Derivatives (h)
Futures Contracts	1,539	—	—	1,539

TOTAL	$9,275,911	$—	$—	$9,275,911

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.